Capital Requirements (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	$ 1,485,833	$ 1,413,299
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	1,407,989	1,327,889
Tier 1 Capital (to Average Assets), Actual Amount	1,407,989	1,327,889
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	23.99%	20.72%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	22.73%	19.47%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	12.74%	11.58%
Consolidated | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	495,483	545,668
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	247,742	272,834
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	441,975	458,500
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
International Bank of Commerce, Laredo
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	1,026,163	957,234
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	964,128	889,247
Tier 1 Capital (to Average Assets), Actual Amount	964,128	889,247
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	19.64%	16.39%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	18.45%	15.23%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	10.65%	9.29%
International Bank of Commerce, Laredo | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	417,943	467,249
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	522,429	584,061
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	208,972	233,624
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	313,458	350,437
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	362,263	382,886
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	452,829	478,608
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank of Commerce, Brownsville
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	123,780	112,888
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	117,707	107,340
Tier 1 Capital (to Average Assets), Actual Amount	117,707	107,340
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	25.77%	25.60%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	24.51%	24.34%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	13.52%	12.78%
International Bank of Commerce, Brownsville | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	38,423	35,283
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	48,029	44,103
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	19,212	17,641
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	28,817	26,462
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	34,835	33,586
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	43,544	41,983
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank of Commerce, Zapata
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	58,295	54,072
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	56,336	51,869
Tier 1 Capital (to Average Assets), Actual Amount	56,336	51,869
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	36.58%	30.96%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	35.35%	29.70%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	12.21%	10.90%
International Bank of Commerce, Zapata | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	12,750	13,971
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	15,937	17,463
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	6,375	6,985
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	9,562	10,478
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	18,463	19,035
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	23,079	23,793
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
Commerce Bank
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	65,697	62,129
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	63,462	59,752
Tier 1 Capital (to Average Assets), Actual Amount	63,462	59,752
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	37.60%	31.67%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	36.33%	30.46%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	11.94%	11.33%
Commerce Bank | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	13,976	15,692
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	17,470	19,615
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	6,988	7,846
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	10,482	11,769
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	21,262	21,095
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 26,578	$ 26,369
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%